Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Credit Facilities
At December 31, 2021, Hydro One’s Operating Credit Facilities consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Revolving standby credit facilities	June 2026[1]	2,300	—
1 On June 1, 2021, the maturity dates for the Operating Credit Facilities was extended from June 2024 to June 2026.

Schedule of Outstanding Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2021 and 2020:

As at December 31 (millions of dollars)	2021	2020
1.84% Series 34 notes due 2021	—	500
2.57% Series 39 notes due 2021[1]	—	300
3.20% Series 25 notes due 2022	600	600
0.71% Series 48 notes due 2023	600	600
2.54% Series 42 notes due 2024	700	700
1.76% Series 45 notes due 2025	400	400
2.97% Series 40 notes due 2025	350	350
2.77% Series 35 notes due 2026	500	500
3.02% Series 43 notes due 2029	550	550
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	—
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	—
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One long-term debt (a)	13,095	12,995

6.6% Senior Secured Bonds due 2023 (Principal amount - $98 million)	105	113
4.6% Note Payable due 2023 (Principal amount - $36 million)	37	38
HOSSM long-term debt (b)	142	151

	13,237	13,146

Add: Net unamortized debt premiums	9	10
Add: Unrealized mark-to-market loss[1]	—	3
Less: Unamortized deferred debt issuance costs	(50)	(51)
Total long-term debt	13,196	13,108
1 At December 31, 2021, there was no unrealized mark-to-market loss. At December 31, 2020, the unrealized mark-to-market net loss of $3 million related to $300 million Series 39 notes repaid in June 2021. At December 31, 2020, the unrealized mark-to-market net loss was offset by a $3 million unrealized mark-to-market net gain on the related fixed-to-floating interest-rate swap agreements, which were accounted for as fair value hedges.
(a) Hydro One long-term debt
At December 31, 2021, long-term debt of $13,095 million (2020 - $12,995 million) was outstanding, the majority of which was issued under Hydro One’s Medium Term Note (MTN) Program. In April 2020, Hydro One filed a short form base shelf prospectus in connection with its MTN Program, which has a maximum authorized principal amount of notes issuable of $4,000 million, expiring in May 2022. At December 31, 2021, $1,900 million remained available for issuance under the MTN Program prospectus.
In 2021, Hydro One issued long-term debt totalling $900 million (2020 - $2,300 million) and repaid long-term debt of $800 million (2020 - $650 million) under the MTN Program.
(b) HOSSM long-term debt
At December 31, 2021, HOSSM long-term debt of $142 million (2020 - $151 million), with a principal amount of $134 million (2020 - $138 million) was outstanding. In 2021, no long-term debt was issued (2020 - $nil), and $4 million (2020 - $3 million) of long-term debt was repaid.

Schedule of Long-Term Debt
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2021	2020
Current liabilities:
Long-term debt payable within one year	603	806
Long-term liabilities:
Long-term debt	12,593	12,302
Total long-term debt	13,196	13,108

Summary of Principal Repayments and Related Weighted Average Interest Rates
At December 31, 2021, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	603	501	3.2
Year 2	731	485	1.7
Year 3	700	470	2.5
Year 4	750	452	2.3
Year 5	500	437	2.8
	3,284	2,345	2.5
Years 6-10	2,200	2,046	3.2
Thereafter	7,745	4,004	4.6
	13,229	8,395	3.9